Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	000-56290
Entity Registrant Name	VIP Play, Inc.
Entity Central Index Key	0001832161
Entity Tax Identification Number	85-0738656
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8400 W. Sunset Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	(866)
Local Phone Number	783-9435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false